Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and Diluted Loss Per Share
Net loss attributable to shareholders of Evaxion Biotech A/S					$ (15,018)	$ (11,195)	$ (5,535)
Weighted-average number of ordinary shares outstanding					15,434,758	13,892,314	12,917,016
Loss per share before and after dilution	$ (0.36)	$ (0.24)	$ (0.59)	$ (0.44)	$ (0.97)	$ (0.81)	$ (0.43)